Taxation - Schedule of Operating Loss Carry Forward (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	$ 149,233
2025 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	2,639
2026 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	24,336
2027 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	39,416
2028 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	76,836
2029 [Member]
Schedule of Operating Loss Carry Forward [Line Items]
Net operating loss carry forward	$ 6,006